UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: AUGUST 31, 2011 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments

August 31, 2011 (unaudited)

Security Description	Shares		Value
Common Stocks - 99.8%
Consumer Discretionary - 8.7%
American Public Education, Inc.*	29,891		$1,232,107
Cost Plus, Inc.*	112,624		875,089
Einstein Noah Restaurant Group, Inc.	106,730		1,597,748
New York & Company, Inc.*	259,960		909,860
O’Charley’s, Inc.*	227,415		1,278,072
Steven Madden, Ltd.*	79,951		2,887,830
Ulta Salon, Cosmetics & Fragrance, Inc.*	50,435		2,979,700
Total Consumer Discretionary			11,760,406
Consumer Staples - 1.2%
Inter Parfums, Inc.	72,850		1,206,396
Lifeway Foods, Inc.*	43,201		453,178
Total Consumer Staples			1,659,574
Energy - 6.8%
Abraxas Petroleum Corp.*	403,236	[2]	1,487,941
CVR Energy, Inc.*	83,122		2,366,483
Dawson Geophysical Co.*	54,085		1,895,138
Pioneer Drilling Co.*	129,959		1,642,682
Tesco Corp.*	107,393		1,793,463
Total Energy			9,185,707
Financials - 6.9%
American Safety Insurance Holdings, Ltd.*	74,209		1,407,003
Cardtronics, Inc.*	106,303		2,632,062
Encore Capital Group, Inc.*	75,537		1,787,961
Evercore Partners, Inc., Class A	47,911		1,256,706
Maiden Holdings, Ltd.	258,758		2,204,618
Total Financials			9,288,350
Health Care - 26.1%
3SBio, Inc., ADR*	112,302		1,578,966
AdCare Health Systems, Inc.*	133,240		679,524
Affymetrix, Inc.*	240,785		1,348,396
Air Methods Corp.*	28,736		1,912,381
Akorn, Inc.*	271,874		2,185,867
Biolase Technology, Inc.*	204,266	[2]	686,335
BioScrip, Inc.*	293,070		1,855,133
Bruker Corp.*	120,780		1,718,699
Caliper Life Science, Inc.*	322,191		2,422,876
Cardiovascular Systems, Inc.*	111,158		1,428,380
Cutera, Inc.*	133,259		1,051,413
HealthStream, Inc.*	212,819		2,641,084
HeartWare International, Inc.*	23,057	[2]	1,448,210

1

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Health Care - 26.1% (continued)
Impax Laboratories, Inc.*	72,081		$1,417,833
LCA-Vision, Inc.*	73,273		207,363
Merit Medical Systems, Inc.*	116,585		1,696,312
PAREXEL International Corp.*	89,170		1,817,285
PDI, Inc.*	137,616		996,340
Staar Surgical Co.*	158,229		1,295,896
Thoratec Corp.*	73,342		2,512,697
Transcend Services, Inc.*	69,269		1,788,526
Trinity Biotech PLC, Sponsored ADR*	74,093		770,567
Vascular Solutions, Inc.*	141,252		1,703,499
Total Health Care			35,163,582
Industrials - 16.6%
Acacia Research Corp.*	88,389		3,862,599
Broadwind Energy, Inc.*	69,970		49,679
Cascade Corp.	32,137		1,373,857
Chart Industries, Inc.*	36,158		1,709,912
Flow International Corp*	183,046		466,767
Fuelcell Energy, Inc.*	733,135	[2]	865,099
Greenbrier Co., Inc.*	86,975		1,511,626
Hardinge, Inc.	120,494		1,172,407
LMI Aerospace, Inc.*	41,516		818,696
LSI Industries, Inc.	150,118		1,106,370
Manitex International, Inc.*	142,279		601,840
On Assignment, Inc.*	158,374		1,203,642
Orion Energy Systems, Inc.*	315,297		1,185,517
PowerSecure International, Inc.*	107,607		494,992
Satcon Technology Corp.*	365,653	[2]	486,318
Titan International, Inc.	118,280		2,543,020
Wabash National Corp.*	170,373		969,422
Westport Innovations, Inc.*	82,601	[2]	2,020,420
Total Industrials			22,442,183
Information Technology - 29.5%
ACI Worldwide, Inc.*	50,734		1,517,454
Acme Packet, Inc.*	27,666		1,302,792
AudioCodes, Ltd.*	308,502		1,301,878
Aviat Networks, Inc.*	334,306		869,196
Callidus Software, Inc.*	303,123	[2]	1,467,115
Ciber, Inc.*	272,251		892,983
ClickSoftware Technologies, Ltd.	58,954		517,616
Computer Task Group, Inc.*	123,692		1,381,640
DG FastChannel, Inc.*	40,960		897,024

2

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Information Technology - 29.5% (continued)
Echo Global Logistics, Inc.*	109,789		$1,537,046
Immersion Corp.*	197,654		1,389,508
Interactive Intelligence Group, Inc.*	102,228		3,304,009
Keynote Systems, Inc.	84,903		2,040,219
Limelight Networks, Inc.*	250,249	[2]	628,125
Lionbridge Technologies, Inc.*	286,041		855,263
Manhattan Associates, Inc.*	41,665		1,487,024
Marchex, Inc.	177,057	[2]	1,781,193
Mellanox Technologies, Ltd.*	43,783		1,289,409
Opnext, Inc.*	441,455		706,328
Pervasive Software, Inc.*	67,281		442,036
PMC-Sierra, Inc.*	231,761		1,411,425
Power-One, Inc.*	250,560	[2]	1,894,234
Powerwave Technologies, Inc.*	757,257	[2]	1,332,772
PROS Holdings, Inc.*	92,496	[2]	1,466,987
ShoreTel, Inc.*	162,651		1,135,304
STEC, Inc.*	82,831	[2]	786,480
ValueClick, Inc.*	89,298		1,366,259
VASCO Data Security International, Inc.*	144,246	[2]	1,025,589
Vocus, Inc.*	56,124		1,208,350
Web.com Group, Inc.*	167,517		1,581,360
Westell Technologies, Inc.*	380,326		947,012
Total Information Technology			39,763,630
Materials - 2.1%
Headwaters, Inc.*	161,347		346,896
LSB Industries, Inc.*	62,883		2,512,176
Total Materials			2,859,072
Telecommunication Services - 1.9%
inContact, Inc.*	165,582		660,672
Premiere Global Services, Inc.*	220,989		1,847,468
Total Telecommunication Services			2,508,140
Total Common Stocks (cost $118,922,112)			134,630,644
Short-Term Investments - 8.8%[1]
BNY Institutional Cash Reserves Fund, Series B* [3,4]	353,255		282,504
BNY Mellon Overnight Government Fund, 0.03% [3]	11,071,872		11,071,872
Dreyfus Cash Management Fund, Institutional Class Shares, 0.01%	552,329		552,329
Total Short-Term Investments (cost $11,977,456)			11,906,705
Total Investments - 108.6% (cost $130,899,568)			146,537,349
Other Assets, less Liabilities - (8.6)%			(11,631,683)
Net Assets - 100.0%			$134,905,666

3

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $132,526,718 for Federal income tax purposes at August 31, 2011, the aggregate gross unrealized appreciation and depreciation were $29,969,503 and $15,958,872, respectively, resulting in net unrealized appreciation of investments of $14,010,631.

*	Non-income-producing security.
[1]	Yield shown for an investment company represents its August 31, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of August 31, 2011, amounting to a market value of $10,216,727, or 7.6% of net assets.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of August 31, 2011:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Essex Small/Micro Cap Growth Fund
Investments in Securities
Common Stocks†	$134,630,644	—	—	$134,630,644
Short-Term Investments	11,624,201	$282,504	—	11,906,705

Total Investments in Securities	$146,254,845	$282,504	—	$146,537,349

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of August 31, 2011, the Fund had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

Investments Definitions and Abbreviations:

ADR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ John H. Streur
John H. Streur, President

Date: October 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date: October 26, 2011

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: October 26, 2011